Financial Highlights (Details) - Schedule of Finanacial Highlights (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital Unit, Class A [Member]
Per share operating performance:
Net asset value of Trading units, beginning of period (in Dollars per share)	$ 76.92	$ 91.32	$ 100.64
Trading gain (loss) (in Dollars per share)	$ 1.37	$ (7.26)	$ (0.27)
Investment income (in Dollars per share)	$ 0.20	$ 0.39	$ 0.20
Expenses (in Dollars per share)	$ (7.24)	$ (7.53)	$ (9.25)
Trading income (loss) (in Dollars per share)	$ (5.67)	$ (14.40)	$ (9.32)
Net asset value of Trading units, end of period (in Dollars per share)	$ 71.25	$ 76.92	$ 91.32
Total return:
Total return before incentive fees	(6.72%)	(15.66%)	(8.88%)
Less incentive fee allocations	(0.66%)	(0.11%)	(0.38%)
Total return	(7.38%)	(15.77%)	(9.26%)
Ratios to average net assets:
Trading income (loss)	(8.61%)	(17.28%)	(10.32%)
Expenses:
Expenses, less incentive fees	(9.30%)	(9.15%)	(9.30%)
Incentive fees	(0.66%)	(0.11%)	(0.38%)
Total expenses	(9.96%)	(9.26%)	(9.68%)
Capital Unit, Class B [Member]
Per share operating performance:
Net asset value of Trading units, beginning of period (in Dollars per share)	$ 83.34	$ 96.98	$ 104.75
Trading gain (loss) (in Dollars per share)	$ 1.53	$ (7.78)	$ (0.28)
Investment income (in Dollars per share)	$ 0.22	$ 0.42	$ 0.22
Expenses (in Dollars per share)	$ (6.35)	$ (6.28)	$ (7.71)
Trading income (loss) (in Dollars per share)	$ (4.60)	$ (13.64)	$ (7.77)
Net asset value of Trading units, end of period (in Dollars per share)	$ 78.74	$ 83.34	$ 96.98
Total return:
Total return before incentive fees	(4.79%)	(13.95%)	(7.08%)
Less incentive fee allocations	(0.73%)	(0.11%)	(0.34%)
Total return	(5.52%)	(14.06%)	(7.42%)
Ratios to average net assets:
Trading income (loss)	(5.78%)	(15.40%)	(7.94%)
Expenses:
Expenses, less incentive fees	(7.33%)	(7.19%)	(7.34%)
Incentive fees	(0.73%)	(0.11%)	(0.34%)
Total expenses	(8.06%)	(7.30%)	(7.68%)